Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2021
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Deferred Tax Assets and Liabilities
27	Deferred tax assets and liabilities
Deferred tax assets and liabilities are offset when there is a legally enforceable right of offsetting and when the deferred income taxes relate to the same authority. The following amounts, determined after appropriate offsetting, are shown in the consolidated statement of financial position:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Deferred tax assets:	9,580	5,011
Deferred tax liabilities	—	(13)

Net deferred income tax assets	9,580	4,998

Movements in the net deferred tax assets were as follows:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
At January 1	4,998	831
Credited to profit or loss (Note 13)	4,372	4,149
Charged to other comprehensive income	210	18

At December 31	9,580	4,998

The deferred tax assets and liabilities (prior to the offsetting of balances within the same tax jurisdiction) were made up of the taxation effects of the following:

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Deferred tax assets:
Provision for lease return costs for aircraft and engines	1,190	1,109
Lease liabilities/right-of-use assets	—	94
Impairment provision for flight equipment spare parts	65	61
Impairment provision for receivables	84	80
Impairment provision for property, plant and equipment	61	115
Derivative financial instruments	12	36
Financial asset at fair value through profit or loss	10	7
Other payables and accruals	65	70
Government grants related to assets	22	29
Loss available for offsetting against future taxable profits	8,323	3,699
Safety equipment tax credit	41	10
Aged payables	—	1

	9,873	5,311

Deferred tax liabilities:
Lease liabilities/right-of-use assets	(214)	—
Equity investments designated at fair value through other comprehensive income	(79)	(213)
Derivative financial instruments	—	(100)

	(293)	(313)

	9,580	4,998

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

	At January 1, 2021	(Charged) / credited to profit or loss	(Charged) / credited to other comprehensive income	At December 31, 2021
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2021
Provision for lease return costs for aircraft and engines	1,109	81	—	1,190
Lease liabilities/right-of-use assets	94	(94)	—	—
Impairment provision for flight equipment spare parts	61	4	—	65
Impairment provision for receivables	80	4	—	84
Impairment provision for property, plant and equipment	115	(54)	—	61
Derivative financial instruments	36	—	(24)	12
Financial asset at fair value through profit or loss	7	3	—	10
Other payables and accruals	70	(5)	—	65
Government grants related to assets	29	(7)	—	22
Loss available for offsetting against future taxable profits	3,699	4,624	—	8,323
Safety equipment tax credit	10	31	—	41
Aged payables	1	(1)	—	—

	5,311	4,586	(24)	9,873

Lease liabilities/right-of-use assets	—	(214)	—	(214)
Equity investments designated at fair value through other comprehensive income	(213)	—	134	(79)
Derivative financial instruments	(100)	—	100	—

	(313)	(214)	234	(293)

Net deferred tax assets	4,998	4,372	210	9,580

Movements in the net deferred tax assets/(liabilities) of the Group for the year were as follows:

	At January 1, 202 0	(Charged) / credited to profit or loss	(Charged) / credited to other comprehensive income	At December 31, 2020
	RMB million	RMB million	RMB million	RMB million
For the year ended December 31, 2020
Provision for lease return costs for aircraft and engines	1,075	34	—	1,109
Lease liabilities/Right-of-use assets	—	94	—	94
Impairment provision for flight equipment spare parts	53	8	—	61
Impairment provision for receivables	76	4	—	80
Impairment provision for property, plant and equipment	101	14	—	115
Derivative financial instruments	6	—	30	36
Financial asset at fair value through profit or loss	—	7	—	7
Other payables and accruals	71	(1)	—	70
Government grants related to assets	35	(6)	—	29
Loss available for offsetting against future taxable profits	66	3,633	—	3,699
Safety equipment tax credit	—	10	—	10
Aged payables	1	—	—	1
	1,484	3,797	30	5,311

Lease liabilities/Right-of-use assets	(352)	352	—	—
Equity investments designated at fair value through other comprehensive income	(283)	—	70	(213)
Derivative financial instruments	(18)	—	(82)	(100)

	(653)	352	(12)	(313)

Net deferred tax assets	831	4,149	18	4,998

(a)
The temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, for which deferred tax has not been recognised in the periods presented, totalled RMB3,042 million (2020: RMB7,087 million).

As at the reporting date, the Group had the following balances in respect of which deferred tax assets have not been recognised:

	2021		2020
	Deferred taxation	Temporary differences	Deferred taxation	Temporary differences
	RMB million	RMB million	RMB million	RMB million
Tax losses carried forward	95	380	34	135
Other deductible temporary differences	8	33	8	35

Total unrecognised deferred tax assets	103	413	42	170

In accordance with the PRC tax law and relevant regulations, tax losses for the year 2020 can be carried forward for a period of eight years and other years’ tax losses can be carried forward for a period of five years to offset against future taxable income. The Group’s tax losses carried forward will expire between 2022 and 2028
As at December 31, 2021, management carried out an assessment to determine whether future taxable profits will be available to utilise the tax losses and deductible temporary differences. The Group has recognised deferred tax assets of RMB8,323 million (2020: RMB3,699 million) for tax losses of RMB34,065 million (2020: RMB15,175 million) and RMB1,550 million (2020: RMB1,612 million) for deductible temporary differences. For certain subsidiaries, as there are still uncertainties around the future operating results, such as market competition, management assessed that there are significant uncertainties that future taxable profits will be available for these subsidiaries and accordingly no deferred tax assets were recognised.